Geographic and Significant Customer Information (Tables)	12 Months Ended
Dec. 31, 2022
Geographic and Significant Customer Information [Abstract]
Schedule of sets forth reporting revenue information
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2021	2020
Japan	1,130	1,380	2,097
Israel	30	108	7
United States	604	471	276
Thailand	30	964	528
Other[2]	1,291	1,215	960
	3,085	4,138	3,868

[2]	No country represented is greater than 10% of our revenue as of the years presented, other than the countries presented above.

Schedule of sets forth reporting property and equipment information
	As of December 31,	As of December 31,
	2022	2021
Israel	929	622
United States	427	91
	1,356	713

Schedule of customer concentrations as a percentage of revenue
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2021	2020
Customer A	25%	30%	47%
Customer B	-	*	14%
Customer C	*	23%	-
Customer D	20%	11%	*

*	Lower than 10%
[2]	No country represented is greater than 10% of our revenue as of the years presented, other than the countries presented above.